Prepayments and other assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepayment and other assets
Loans receivable, net	[1]		¥ 70,531	¥ 74,068
Rental and other deposits			6,993	10,258
Security deposits with real estate developers	[2]		72,573	106,528
Deposits for investments	[3]		3,155	20,246
Others			48,671	23,811
Prepayments and other assets			201,923	234,911
Current Portion		$ 27,962	194,668	210,996
Non-Current Portion			¥ 7,255	¥ 23,915

[1]	Loans receivable, net
[2]	The Group is required to advance certain deposits to obtain the exclusive selling right for a limited period of time even under exclusive sales contract without Sales Commitment Arrangement. The exclusive sales period normally last for a few months. Full deposits amounts are refundable at the end of the exclusive sales period. The Group deposited investment funds of RMB16,246 and RMB3,155 for acquiring equity interests over certain limited partnerships as of December 31, 2018 and 2019, respectively. The Group had also deposited RMB4,000 for an investment to Guangxi Youju Technology Ltd (“Youju”) as of December 31, 2018 subject to fulfillment of certain closing conditions. On May 15, 2019, a supplemental agreement was entered to terminate the capital injection agreement of Youju and refunded RMB4,000 to the Group in June 2019.
[3]	The Group deposited investment funds of RMB16,246 and RMB3,155 for acquiring equity interests over certain limited partnerships as of December 31, 2018 and 2019, respectively. The Group had also deposited RMB4,000 for an investment to Guangxi Youju Technology Ltd (“Youju”) as of December 31, 2018 subject to fulfillment of certain closing conditions. On May 15, 2019, a supplemental agreement was entered to terminate the capital injection agreement of Youju and refunded RMB4,000 to the Group in June 2019.